INVENTORIES	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,	June 30,
	2016	2017
		Unaudited

Raw materials	$7,651	$9,781
Work in progress	232	484
Finished products	37,764	45,893

	$45,647	$56,158

During the six-month ended June 30, 2016 and 2017 the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 2,156 and $ 2,912, respectively that have been included in cost of revenues.